Provisions	12 Months Ended
Mar. 31, 2019
Provisions [abstract]
Provisions
Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and Return Reserves	Other	Total
As of April 1, 2017	¥33,446	¥27,118	¥90,870	¥22,470	¥173,904
Increases	3,692	5,935	310,070	14,009	333,706
Decreases (utilized)	(12,372)	(19,183)	(284,164)	(11,579)	(327,298)
Decreases (reversed)	(286)	(128)	(9,557)	(2,045)	(12,016)
Decreases from deconsolidation	—	(133)	—	(107)	(240)
Reclassification to liabilities held for sale	(676)	—	—	(390)	(1,066)
Foreign currency translation differences	(622)	(993)	(5,378)	826	(6,167)
As of March 31, 2018	¥23,182	¥12,616	¥101,841	¥23,184	¥160,823
Increases	10,382	30,547	441,188	13,198	495,315
Acquisitions through business combinations	29,570	14,506	217,002	17,912	278,990
Decreases (utilized)	(11,426)	(8,594)	(462,335)	(10,836)	(493,191)
Decreases (reversed)	(3,146)	(679)	(11,447)	(3,335)	(18,607)
Decreases from deconsolidation	(1,032)	—	(994)	(295)	(2,321)
Foreign currency translation differences	(755)	1,285	8,107	(1,549)	7,088
As of March 31, 2019	¥46,775	¥49,681	¥293,362	¥38,279	¥428,097

The current portion of the provision is 135,796 million JPY, 132,781 million JPY, and 392,733 million JPY as of April 1, 2017, March 31, 2018 and 2019, respectively. The non-current portion of the provision is 38,108 million JPY, 28,042 million JPY and 35,364 million JPY, as of April 1, 2017, March 31, 2018 and 2019, respectively.
Restructuring
Takeda has various restructuring efforts in place during the years ended March 31, 2017, 2018 and 2019, in connection with the following:

•
Transform its R&D function – Takeda has commenced various restructuring efforts during the years ended March 31, 2017, 2018 and 2019, in connection with efforts to transform its R&D function and to improve the efficiency of its operations. These initiatives included consolidation of sites and functions and reduction in workforce.

•
Integration of Shire - In the year ended March 31, 2019, Takeda commenced various restructuring efforts following the acquisition of Shire. The integration of Shire includes initiatives to consolidate systems, sites, and functions, and to optimize the workforce.

•
Acquired restructuring programs – Takeda acquired various restructuring programs in connection with the Shire Acquisition. These include Shire program related to completing the integration of Baxalta, Inc., which was acquired by Shire in June 2016.

•	Various other efforts to improve the efficiency of its operations and related facilities
A restructuring provision is recorded when Takeda has a detailed formal plan for the restructuring. Takeda records the provision and associated expenses based on estimated costs associated with the plan. The ultimate cost and the timing of any payments under the plan will be impacted by the actual timing of the actions and the actions of employees impacted by the restructuring activities. The payments for non-current restructuring provision are expected to be made within approximately 3 years.
Restructuring expenses recorded are as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Cash:
Severance	¥32,290	¥6,397	¥17,574
Consulting fees	7,271	7,205	19,040
Other	11,611	16,528	44,906
Total	¥51,172	¥30,130	¥81,520
Non-Cash:
Depreciation and impairment	¥3,417	¥14,606	¥1,442
Total	¥54,589	¥44,736	¥82,962

The other restructuring costs mainly relate to retention and contract termination costs. The other restructuring costs for the year ending March 31, 2019 includes personnel costs of 20,754 million JPY mainly related to retention bonus and salary of employees fully dedicated to restructuring programs.
Rebates and Returns
Takeda has recognized a provision related mainly to sales rebates and returns for products and merchandises, which include sales-linked rebates such as government health programs in the US. These are expected to be paid out generally within one year. Sales rebates and sales returns are reviewed and updated monthly or when there is a significant change in its amount.
Other
Other provisions are primarily related to asset retirement obligations, contract termination fees and onerous contracts.